Accumulated Other Comprehensive Income (Loss) - Summary of Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in AOCIL [Roll Forward]
Balances at beginning of period	$ 347,596	$ 398,484	$ 389,522
Other comprehensive income (loss) before reclassifications	20,101	(93,481)	(8,408)
Amounts reclassified from AOCIL	520	217	(1,115)
Other comprehensive income (loss)	20,621	(93,264)	(9,523)
Balances at end of period	404,449	347,596	398,484
Accumulated Other Comprehensive Income (Loss)
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(92,763)	501	10,024
Other comprehensive income (loss)	20,621	(93,264)	(9,523)
Balances at end of period	(72,142)	(92,763)	501
Unrealized Gains (Losses) on Securities AFS
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(68,742)	6,299	15,822
Other comprehensive income (loss) before reclassifications	17,454	(75,258)	(8,408)
Amounts reclassified from AOCIL	175	217	(1,115)
Other comprehensive income (loss)	17,629	(75,041)	(9,523)
Balances at end of period	(51,113)	(68,742)	6,299
Unrealized Losses on Securities Transferred to Securities HTM
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(18,223)	0	0
Other comprehensive income (loss) before reclassifications	2,815	(18,223)	0
Amounts reclassified from AOCIL	0	0	0
Other comprehensive income (loss)	2,815	(18,223)	0
Balances at end of period	(15,408)	(18,223)	0
Dispropor- tionate Tax Effects from Securities AFS
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(5,798)	(5,798)	(5,798)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCIL	0	0	0
Other comprehensive income (loss)	0	0	0
Balances at end of period	(5,798)	(5,798)	(5,798)
Unrealized Gains on Derivative Instruments
Changes in AOCIL [Roll Forward]
Balances at beginning of period	0	0	0
Other comprehensive income (loss) before reclassifications	(168)	0	0
Amounts reclassified from AOCIL	345	0	0
Other comprehensive income (loss)	177	0	0
Balances at end of period	$ 177	$ 0	$ 0